Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000090895 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090895 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090895 | Government
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000090897 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090897 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090897 | Government
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000090898 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000090898 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000090898 | Government
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000114413 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114413 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114413 | Government
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000114413 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114413 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000114413 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000114413 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000114413 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000114413 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000114413 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000117963 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117963 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117963 | Government
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000117963 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117963 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117963 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117963 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117963 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117963 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117963 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000117964 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117964 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000117964 | Government
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000117964 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117964 | Consumer Non-Cyclicals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117964 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117964 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117964 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000117964 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000117964 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024992 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000024992 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024992 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000024992 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024992 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024992 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000024992 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024992 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024992 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024992 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000024992 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000024993 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000024993 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024993 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000024993 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024993 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000024993 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000024993 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000024993 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000024993 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024993 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000024993 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000033045 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000033045 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000033045 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000033045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000033045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000033045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000088110 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000088110 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088110 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000088110 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088110 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000088110 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000088110 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088110 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088110 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088110 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000088110 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000214759 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000214759 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000214759 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000214759 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000214759 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000214759 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000214759 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214759 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000214759 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000214759 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000214759 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000024996 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000024996 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024996 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024996 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024996 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024996 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000024996 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000024996 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000024996 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000024997 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000024997 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000024997 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024997 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024997 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000024997 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000024997 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000024997 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000024997 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000033047 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000033047 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033047 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033047 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033047 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033047 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000033047 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000033047 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000033047 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000088112 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000088112 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088112 | Paper & Forest
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088112 | Industrials & Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088112 | Renewables & Alternatives
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088112 | Gold & Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000088112 | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000088112 | Base & Industrial Metals
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000088112 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000024994 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024994 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024994 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000024994 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024994 | Copper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024994 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024994 | Gold
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000024995 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024995 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000024995 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000024995 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000024995 | Copper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024995 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000024995 | Gold
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000033046 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000033046 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000033046 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033046 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033046 | Copper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033046 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000033046 | Gold
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000088111 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000088111 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088111 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088111 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088111 | Copper
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000088111 | Silver
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088111 | Gold
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000195045 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000195045 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000195045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000195045 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000195045 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000195045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000195046 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000195046 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195046 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000195046 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195046 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000195046 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000195046 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000195046 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000195046 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195046 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%